Condensed Consolidated Statement of Financial Position (Unaudited) (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
ALVARIUM TIEDEMANN HOLDINGS, INC [Member]
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Class A shares
Common stock, par value (in dollars per share)	$ 0.01
Common stock, authorized (in shares)	797,111,977
Common stock, outstanding (in shares)	57,916,649
Class A shares | ALVARIUM TIEDEMANN HOLDINGS, INC [Member]
Ordinary shares subject to possible redemption	34,500,000	34,500,000
Subject to possible redemption shares Outstanding	34,500,000	34,500,000
Ordinary shares subject to possible redemption price per share	$ 10.14	$ 10
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	200,000,000	200,000,000
Ordinary shares, issued	0	0
Common stock, outstanding (in shares)	0	0
Class B shares
Common stock, par value (in dollars per share)	$ 0.01
Common stock, authorized (in shares)	94,967,039
Common stock, outstanding (in shares)	55,032,961
Class B shares | ALVARIUM TIEDEMANN HOLDINGS, INC [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	20,000,000	20,000,000
Ordinary shares, issued	8,625,000	8,625,000
Common stock, outstanding (in shares)	8,625,000	8,625,000